Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Securities
Amortized cost	$ 7,272	$ 6,485	$ 8,455
Loans
Consumer instalment and other personal	63,241	63,225	61,118
Credit cards	8,187	8,329	7,994
Business and government	207,765	194,456	171,988
Loans gross of allowance for loan losses	399,232	385,630	358,286
Deposits	532,199	520,928	475,565
Securitization and structured entities' liabilities	23,969	25,051	23,503
Subordinated debt	6,820	6,782	$ 6,463
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	7,272	6,485
Loans
Residential mortgages	119,960	119,544
Consumer instalment and other personal	62,712	62,687
Credit cards	7,959	8,099
Business and government	204,560	192,225
Loans gross of allowance for loan losses	395,191	382,555
Deposits	517,063	506,742
Securitization and structured entities' liabilities	23,969	25,051
Subordinated debt	6,820	6,782
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	7,197	6,288
Loans
Residential mortgages	119,293	118,609
Consumer instalment and other personal	62,675	62,618
Credit cards	7,959	8,099
Business and government	204,717	191,989
Loans gross of allowance for loan losses	394,644	381,315
Deposits	517,165	506,581
Securitization and structured entities' liabilities	24,016	24,838
Subordinated debt	$ 6,953	$ 6,834